Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2021	$ 13,272		$ 32,818	$ (19,546)
Beginning Balance (Shares) at Dec. 31, 2021		97,153
Repurchase of restricted common stock (in shares)		(938)
Exercise of stock options	$ 56		56
Exercise of stock options (in shares)	563	563
Stock-based compensation expense	$ 398		398
Net loss	(10,096)			(10,096)
Ending Balance at Dec. 31, 2022	3,630		33,272	(29,642)
Ending Balance (Shares) at Dec. 31, 2022		96,778
Issuance of common stock, net of issuance costs	7,560		7,560
Issuance of common stock, net of issuance costs (in shares)		1,369,230
Issuance of warrants	363		363
Issuance of common stock in lieu of fractional shares for stock split (In shares)		84
Stock-based compensation expense	271		271
Net loss	(8,244)			(8,244)
Ending Balance at Dec. 31, 2023	$ 3,580		$ 41,466	$ (37,886)
Ending Balance (Shares) at Dec. 31, 2023		1,466,092